Schedule III - Real Estate and Accumulated Depreciation (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Real Estate Subject To Operating Lease [Member]
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,396,839
Initial Cost
Land	463,997
Buildings	1,649,933
Costs Capitalized Subsequent To Acquisition	212,617
Increase (Decrease) in Net Investments	(83,077)
Gross Amount at which Carried at Close of Period
Land	470,809
Buildings	1,772,661
Total	2,243,470
Accumulated Depreciation	242,648
Real Estate Subject To Operating Lease [Member] | Property One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial, warehouse/distribution, and office facilities in Englewood, CA and industrial facility in Chandler, AZ
Encumbrances	6,774
Initial Cost
Land	3,380
Buildings	8,885
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	3
Gross Amount at which Carried at Close of Period
Land	3,380
Buildings	8,888
Total	12,268
Accumulated Depreciation	1,898
Date Acquired	Jun. 01, 2004
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and office facilities in Hampton, NH
Encumbrances	12,558
Initial Cost
Land	9,800
Buildings	19,960
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(14,952)
Gross Amount at which Carried at Close of Period
Land	4,454
Buildings	10,354
Total	14,808
Accumulated Depreciation	3,199
Date Acquired	Jun. 01, 2004
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Land in Alberta, Calgary, Canada
Encumbrances	1,396
Initial Cost
Land	2,247
Buildings	0
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	699
Gross Amount at which Carried at Close of Period
Land	2,946
Buildings	0
Total	2,946
Accumulated Depreciation	0
Date Acquired	Aug. 01, 2004
Real Estate Subject To Operating Lease [Member] | Property Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Tinton Falls, NJ
Encumbrances	8,030
Initial Cost
Land	1,700
Buildings	12,934
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,700
Buildings	12,934
Total	14,634
Accumulated Depreciation	2,681
Date Acquired	Sep. 01, 2004
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in The Woodlands, TX
Encumbrances	22,838
Initial Cost
Land	6,280
Buildings	3,551
Costs Capitalized Subsequent To Acquisition	27,331
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	6,280
Buildings	30,882
Total	37,162
Accumulated Depreciation	5,637
Date Acquired	Sep. 01, 2004
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Southfield, MI
Encumbrances	7,508
Initial Cost
Land	1,750
Buildings	14,384
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,750
Buildings	14,384
Total	16,134
Accumulated Depreciation	2,862
Date Acquired	Jan. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Cynthiana, KY
Encumbrances	3,414
Initial Cost
Land	760
Buildings	6,885
Costs Capitalized Subsequent To Acquisition	524
Increase (Decrease) in Net Investments	2
Gross Amount at which Carried at Close of Period
Land	760
Buildings	7,411
Total	8,171
Accumulated Depreciation	1,428
Date Acquired	Jan. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Buffalo Grove, IL
Encumbrances	8,146
Initial Cost
Land	2,120
Buildings	12,468
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,120
Buildings	12,468
Total	14,588
Accumulated Depreciation	2,480
Date Acquired	Jan. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office and industrial facilities in Lumlukka, Thailand and warehouse/distribution and office facilities in Udom Soayudh Road, Thailand
Encumbrances	15,471
Initial Cost
Land	8,942
Buildings	10,547
Costs Capitalized Subsequent To Acquisition	6,174
Increase (Decrease) in Net Investments	6,553
Gross Amount at which Carried at Close of Period
Land	11,150
Buildings	21,066
Total	32,216
Accumulated Depreciation	4,036
Date Acquired	Jan. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ten [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Allen, TX and office facility in Sunnyvale, CA
Encumbrances	12,778
Initial Cost
Land	10,960
Buildings	9,933
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	10,960
Buildings	9,933
Total	20,893
Accumulated Depreciation	1,956
Date Acquired	Feb. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eleven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Sandersville, GA; Erwin, TN; and Gainsville, TX
Encumbrances	2,859
Initial Cost
Land	1,190
Buildings	5,961
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,376)
Gross Amount at which Carried at Close of Period
Land	570
Buildings	5,205
Total	5,775
Accumulated Depreciation	1,025
Date Acquired	Feb. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Thirty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Piscataway, NJ
Encumbrances	72,131
Initial Cost
Land	19,000
Buildings	70,490
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(308)
Gross Amount at which Carried at Close of Period
Land	18,692
Buildings	70,490
Total	89,182
Accumulated Depreciation	13,730
Date Acquired	Mar. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twelve [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Land in Stuart, FL; Trenton and Southwest Harbor, ME; and Portsmouth, RI
Encumbrances	9,351
Initial Cost
Land	20,130
Buildings	0
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(2,835)
Gross Amount at which Carried at Close of Period
Land	17,295
Buildings	0
Total	17,295
Accumulated Depreciation	0
Date Acquired	May 01, 2005
Real Estate Subject To Operating Lease [Member] | Property Thirteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Peru, IL; Huber Heights, Lima, and Sheffield, OH; and Lebanon, TN; and an office facility in Lima, OH
Encumbrances	15,525
Initial Cost
Land	1,720
Buildings	23,439
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,720
Buildings	23,439
Total	25,159
Accumulated Depreciation	4,468
Date Acquired	May 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fourteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Cambridge, Canada
Encumbrances	6,242
Initial Cost
Land	800
Buildings	8,158
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	2,309
Gross Amount at which Carried at Close of Period
Land	1,017
Buildings	10,250
Total	11,267
Accumulated Depreciation	1,953
Date Acquired	May 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Education facility in Nashville, TN
Encumbrances	5,839
Initial Cost
Land	200
Buildings	8,485
Costs Capitalized Subsequent To Acquisition	140
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	200
Buildings	8,625
Total	8,825
Accumulated Depreciation	1,613
Date Acquired	Jun. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Ramos Arizpe, Mexico
Encumbrances	0
Initial Cost
Land	390
Buildings	3,227
Costs Capitalized Subsequent To Acquisition	6
Increase (Decrease) in Net Investments	2
Gross Amount at which Carried at Close of Period
Land	390
Buildings	3,235
Total	3,625
Accumulated Depreciation	603
Date Acquired	Jun. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventeen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Norwich, CT
Encumbrances	12,991
Initial Cost
Land	1,400
Buildings	6,698
Costs Capitalized Subsequent To Acquisition	28,357
Increase (Decrease) in Net Investments	2
Gross Amount at which Carried at Close of Period
Land	2,600
Buildings	33,857
Total	36,457
Accumulated Depreciation	5,797
Date Acquired	Jun. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Glasgow, Scotland
Encumbrances	6,191
Initial Cost
Land	1,264
Buildings	7,885
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(5,135)
Gross Amount at which Carried at Close of Period
Land	490
Buildings	3,524
Total	4,014
Accumulated Depreciation	976
Date Acquired	Aug. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Nineteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Aurora, CO
Encumbrances	3,091
Initial Cost
Land	460
Buildings	4,314
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(728)
Gross Amount at which Carried at Close of Period
Land	460
Buildings	3,586
Total	4,046
Accumulated Depreciation	654
Date Acquired	Sep. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Kotka, Finland
Encumbrances	6,325
Initial Cost
Land	0
Buildings	12,266
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	1,122
Gross Amount at which Carried at Close of Period
Land	0
Buildings	13,388
Total	13,388
Accumulated Depreciation	3,176
Date Acquired	Oct. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	29 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Residential facility in Blairsville, PA
Encumbrances	14,417
Initial Cost
Land	648
Buildings	2,896
Costs Capitalized Subsequent To Acquisition	23,295
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,046
Buildings	25,793
Total	26,839
Accumulated Depreciation	3,620
Date Acquired	Dec. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Residential facility in Laramie, WY
Encumbrances	16,575
Initial Cost
Land	1,650
Buildings	1,601
Costs Capitalized Subsequent To Acquisition	21,450
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,650
Buildings	23,051
Total	24,701
Accumulated Depreciation	3,308
Date Acquired	Jan. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution and industrial facilities in Houston, Weimar, Conroe, and Odessa, TX
Encumbrances	7,232
Initial Cost
Land	2,457
Buildings	9,958
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	190
Gross Amount at which Carried at Close of Period
Land	2,457
Buildings	10,148
Total	12,605
Accumulated Depreciation	2,507
Date Acquired	Mar. 01, 2006
Real Estate Subject To Operating Lease [Member] | Property Twenty Four [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Four [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	20 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Greenville, SC
Encumbrances	9,535
Initial Cost
Land	925
Buildings	11,095
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	57
Gross Amount at which Carried at Close of Period
Land	925
Buildings	11,152
Total	12,077
Accumulated Depreciation	2,282
Date Acquired	Mar. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	33 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in Maplewood, Creekskill, Morristown, Summit, and Livingston, NJ
Encumbrances	32,621
Initial Cost
Land	10,750
Buildings	32,292
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	98
Gross Amount at which Carried at Close of Period
Land	10,750
Buildings	32,390
Total	43,140
Accumulated Depreciation	6,051
Date Acquired	Apr. 01, 2006
Real Estate Subject To Operating Lease [Member] | Property Twenty Six [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	39 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Six [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	35 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Alameda, CA and Ringwood, NJ
Encumbrances	5,539
Initial Cost
Land	1,900
Buildings	5,882
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,351)
Gross Amount at which Carried at Close of Period
Land	1,090
Buildings	3,341
Total	4,431
Accumulated Depreciation	956
Date Acquired	Jun. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Amherst, NY
Encumbrances	9,302
Initial Cost
Land	500
Buildings	14,651
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	500
Buildings	14,651
Total	15,151
Accumulated Depreciation	3,134
Date Acquired	Aug. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Shah Alam, Malaysia
Encumbrances	7,920
Initial Cost
Land	0
Buildings	3,927
Costs Capitalized Subsequent To Acquisition	3,496
Increase (Decrease) in Net Investments	712
Gross Amount at which Carried at Close of Period
Land	0
Buildings	8,135
Total	8,135
Accumulated Depreciation	939
Date Acquired	Sep. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	35 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Spanish Fork, UT
Encumbrances	7,945
Initial Cost
Land	1,100
Buildings	9,448
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,100
Buildings	9,448
Total	10,548
Accumulated Depreciation	1,457
Date Acquired	Oct. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Georgetown, TX and Woodland, WA
Encumbrances	3,359
Initial Cost
Land	800
Buildings	4,368
Costs Capitalized Subsequent To Acquisition	3,693
Increase (Decrease) in Net Investments	2,570
Gross Amount at which Carried at Close of Period
Land	1,737
Buildings	9,694
Total	11,431
Accumulated Depreciation	1,130
Date Acquired	Oct. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Washington, MI
Encumbrances	28,755
Initial Cost
Land	7,500
Buildings	38,094
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	7,500
Buildings	38,094
Total	45,594
Accumulated Depreciation	5,794
Date Acquired	Nov. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office and industrial facilities in St. Ingbert and Puttlingen, Germany
Encumbrances	9,027
Initial Cost
Land	1,248
Buildings	10,921
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(6,806)
Gross Amount at which Carried at Close of Period
Land	475
Buildings	4,888
Total	5,363
Accumulated Depreciation	1,012
Date Acquired	Dec. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Flora, MS and Muskogee, OK
Encumbrances	3,645
Initial Cost
Land	335
Buildings	5,816
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	335
Buildings	5,816
Total	6,151
Accumulated Depreciation	885
Date Acquired	Dec. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Various transportation and warehouse facilities throughout France
Encumbrances	28,086
Initial Cost
Land	4,341
Buildings	6,254
Costs Capitalized Subsequent To Acquisition	4,521
Increase (Decrease) in Net Investments	22,805
Gross Amount at which Carried at Close of Period
Land	29,663
Buildings	8,258
Total	37,921
Accumulated Depreciation	1,646
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Five [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Date Acquired	Mar. 01, 2007
Real Estate Subject To Operating Lease [Member] | Property Thirty Five [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Date Acquired	Dec. 01, 2006
Real Estate Subject To Operating Lease [Member] | Property Thirty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Fort Collins, CO
Encumbrances	8,087
Initial Cost
Land	1,660
Buildings	9,464
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,660
Buildings	9,464
Total	11,124
Accumulated Depreciation	1,420
Date Acquired	Dec. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in St. Charles, MO
Encumbrances	13,075
Initial Cost
Land	2,300
Buildings	15,433
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,300
Buildings	15,433
Total	17,733
Accumulated Depreciation	2,315
Date Acquired	Dec. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Salt Lake City, UT
Encumbrances	5,047
Initial Cost
Land	2,575
Buildings	5,683
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,575
Buildings	5,683
Total	8,258
Accumulated Depreciation	887
Date Acquired	Dec. 01, 2006
Real Estate Subject To Operating Lease [Member] | Property Thirty Eight [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Eight [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	38 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Atlanta, Doraville, and Rockmart, GA
Encumbrances	56,414
Initial Cost
Land	10,060
Buildings	72,000
Costs Capitalized Subsequent To Acquisition	6,816
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	10,060
Buildings	78,816
Total	88,876
Accumulated Depreciation	12,440
Date Acquired	Feb. 01, 2007
Real Estate Subject To Operating Lease [Member] | Property Thirty Nine [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Nine [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Tuusula, Finland
Encumbrances	15,010
Initial Cost
Land	1,000
Buildings	16,779
Costs Capitalized Subsequent To Acquisition	8
Increase (Decrease) in Net Investments	(127)
Gross Amount at which Carried at Close of Period
Land	991
Buildings	16,669
Total	17,660
Accumulated Depreciation	2,956
Date Acquired	Mar. 01, 2007
Life on which Depreciation in Latest Statement of Income is Computed	32 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	36 retail facilities throughout Germany
Encumbrances	355,014
Initial Cost
Land	83,345
Buildings	313,770
Costs Capitalized Subsequent To Acquisition	30,459
Increase (Decrease) in Net Investments	(10,587)
Gross Amount at which Carried at Close of Period
Land	82,626
Buildings	334,361
Total	416,987
Accumulated Depreciation	52,674
Date Acquired	Apr. 01, 2007
Real Estate Subject To Operating Lease [Member] | Property Forty One [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty One [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Nashville, TN
Encumbrances	0
Initial Cost
Land	1,872
Buildings	14,665
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(7,886)
Gross Amount at which Carried at Close of Period
Land	1,320
Buildings	7,331
Total	8,651
Accumulated Depreciation	1,440
Real Estate Subject To Operating Lease [Member] | Property Forty Two [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Date Acquired	Jul. 01, 2007
Life on which Depreciation in Latest Statement of Income is Computed	35 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Two [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Date Acquired	Jun. 01, 2007
Life on which Depreciation in Latest Statement of Income is Computed	28 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Sacramento, CA
Encumbrances	29,653
Initial Cost
Land	0
Buildings	42,478
Costs Capitalized Subsequent To Acquisition	3
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	0
Buildings	42,481
Total	42,481
Accumulated Depreciation	5,752
Date Acquired	Jul. 01, 2007
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Guelph, Canada
Encumbrances	6,277
Initial Cost
Land	4,592
Buildings	3,657
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(4,368)
Gross Amount at which Carried at Close of Period
Land	2,006
Buildings	1,875
Total	3,881
Accumulated Depreciation	254
Date Acquired	Jul. 01, 2007
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in Wichita, KS and Oklahoma City, OK and warehouse/distribution facility in Wichita, KS
Encumbrances	7,493
Initial Cost
Land	2,090
Buildings	9,128
Costs Capitalized Subsequent To Acquisition	8
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,090
Buildings	9,136
Total	11,226
Accumulated Depreciation	1,649
Date Acquired	Jul. 01, 2007
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Beaverton, MI
Encumbrances	1,968
Initial Cost
Land	70
Buildings	3,608
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	16
Gross Amount at which Carried at Close of Period
Land	70
Buildings	3,624
Total	3,694
Accumulated Depreciation	635
Date Acquired	Oct. 01, 2007
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Evansville, IN; Lawrence, KS; and Baltimore, MD
Encumbrances	27,352
Initial Cost
Land	4,890
Buildings	78,288
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(120)
Gross Amount at which Carried at Close of Period
Land	4,770
Buildings	78,288
Total	83,058
Accumulated Depreciation	13,048
Date Acquired	Dec. 01, 2007
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Suwanee, GA
Encumbrances	15,957
Initial Cost
Land	1,950
Buildings	20,975
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,950
Buildings	20,975
Total	22,925
Accumulated Depreciation	2,622
Date Acquired	Dec. 01, 2007
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Colton, CA; Bonner Springs, KS; and Dallas, TX and land in Eagan, MN
Encumbrances	22,708
Initial Cost
Land	10,430
Buildings	32,063
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(764)
Gross Amount at which Carried at Close of Period
Land	10,430
Buildings	31,299
Total	41,729
Accumulated Depreciation	4,180
Date Acquired	Mar. 01, 2008
Real Estate Subject To Operating Lease [Member] | Property Forty Nine [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Nine [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Plainfield, IN
Encumbrances	21,150
Initial Cost
Land	1,600
Buildings	8,638
Costs Capitalized Subsequent To Acquisition	18,185
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,200
Buildings	24,223
Total	28,423
Accumulated Depreciation	3,870
Date Acquired	Nov. 01, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Ylamylly, Finland
Encumbrances	9,018
Initial Cost
Land	58
Buildings	14,220
Costs Capitalized Subsequent To Acquisition	1,519
Increase (Decrease) in Net Investments	(2,176)
Gross Amount at which Carried at Close of Period
Land	49
Buildings	13,572
Total	13,621
Accumulated Depreciation	1,472
Date Acquired	Apr. 01, 2008
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Nurieux-Volognat, France
Encumbrances	0
Initial Cost
Land	1,478
Buildings	15,528
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(6,453)
Gross Amount at which Carried at Close of Period
Land	1,256
Buildings	9,297
Total	10,553
Accumulated Depreciation	1,101
Date Acquired	Jun. 01, 2008
Life on which Depreciation in Latest Statement of Income is Computed	38 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office and industrial facilities in Wolfach, Bunde, and Dransfeld, Germany
Encumbrances	0
Initial Cost
Land	2,554
Buildings	13,492
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(6,260)
Gross Amount at which Carried at Close of Period
Land	2,166
Buildings	7,620
Total	9,786
Accumulated Depreciation	1,143
Date Acquired	Jun. 01, 2008
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Gyal and Herceghalom, Hungary
Encumbrances	43,472
Initial Cost
Land	12,802
Buildings	68,993
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(4,968)
Gross Amount at which Carried at Close of Period
Land	11,916
Buildings	64,911
Total	76,827
Accumulated Depreciation	8,903
Date Acquired	Jul. 01, 2009
Life on which Depreciation in Latest Statement of Income is Computed	25 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Hospitality facility in Miami Beach, FL
Encumbrances	0
Initial Cost
Land	6,400
Buildings	42,156
Costs Capitalized Subsequent To Acquisition	35,441
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	6,400
Buildings	77,597
Total	83,997
Accumulated Depreciation	4,365
Date Acquired	Sep. 01, 2009
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Sports facilities in Salt Lake City, UT and St. Charles, MO
Encumbrances	3,275
Initial Cost
Land	3,789
Buildings	2,226
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,789
Buildings	2,226
Total	6,015
Accumulated Depreciation	128
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Fitness and recreational facility in Houston, TX
Encumbrances	3,859
Initial Cost
Land	1,397
Buildings	1,596
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,397
Buildings	1,596
Total	2,993
Accumulated Depreciation	105
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	29 years 8 months 12 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Land in Scottsdale, AZ
Encumbrances	6,676
Initial Cost
Land	10,731
Buildings	0
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	10,731
Buildings	0
Total	10,731
Accumulated Depreciation	0
Date Acquired	May 01, 2011
Real Estate Subject To Operating Lease [Member] | Property Fifty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Burlington, NJ
Encumbrances	8,280
Initial Cost
Land	4,281
Buildings	18,565
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(16,105)
Gross Amount at which Carried at Close of Period
Land	951
Buildings	5,790
Total	6,741
Accumulated Depreciation	342
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Albuquerque, NM
Encumbrances	4,773
Initial Cost
Land	1,762
Buildings	3,270
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,763
Buildings	3,269
Total	5,032
Accumulated Depreciation	185
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Champlin, MN; Robbinsville, NJ; Radford, VA; and North Salt Lake City, UT
Encumbrances	6,411
Initial Cost
Land	6,020
Buildings	18,121
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,191)
Gross Amount at which Carried at Close of Period
Land	5,571
Buildings	15,379
Total	20,950
Accumulated Depreciation	882
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Welcome, NC; Murrysville, PA; and Wylie, TX
Encumbrances	0
Initial Cost
Land	5,010
Buildings	14,807
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,010
Buildings	14,807
Total	19,817
Accumulated Depreciation	815
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Rock Island, IL
Encumbrances	0
Initial Cost
Land	2,171
Buildings	3,421
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,171
Buildings	3,421
Total	5,592
Accumulated Depreciation	192
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facility in Torrance, CA
Encumbrances	22,760
Initial Cost
Land	4,321
Buildings	13,405
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,321
Buildings	13,405
Total	17,726
Accumulated Depreciation	820
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Houston, TX
Encumbrances	4,158
Initial Cost
Land	1,606
Buildings	3,380
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,606
Buildings	3,380
Total	4,986
Accumulated Depreciation	190
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Doncaster, United Kingdom
Encumbrances	5,048
Initial Cost
Land	1,831
Buildings	1,485
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(153)
Gross Amount at which Carried at Close of Period
Land	1,771
Buildings	1,392
Total	3,163
Accumulated Depreciation	119
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	21 years 8 months 12 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail and warehouse/distribution facilities in Johnstown and Whitehall, PA
Encumbrances	4,721
Initial Cost
Land	5,296
Buildings	11,723
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,296
Buildings	11,723
Total	17,019
Accumulated Depreciation	754
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	30 years 3 months 18 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail and warehouse/distribution facilities in York, PA
Encumbrances	9,811
Initial Cost
Land	3,153
Buildings	12,743
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,153
Buildings	12,743
Total	15,896
Accumulated Depreciation	687
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Pittsburgh, PA
Encumbrances	0
Initial Cost
Land	717
Buildings	9,254
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	717
Buildings	9,254
Total	9,971
Accumulated Depreciation	559
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Harrisburg, NC; Atlanta, GA; Cincinnati, OH; and Elkwood, VA
Encumbrances	0
Initial Cost
Land	5,015
Buildings	9,542
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,015
Buildings	9,542
Total	14,557
Accumulated Depreciation	531
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Boe, Carpiquet, Mans, Vendin Le Vieil, Lieusaint, Lagnieu, Luneville, and St. Germain de Puy, France
Encumbrances	71,359
Initial Cost
Land	16,575
Buildings	81,145
Costs Capitalized Subsequent To Acquisition	127
Increase (Decrease) in Net Investments	(7,992)
Gross Amount at which Carried at Close of Period
Land	14,179
Buildings	75,676
Total	89,855
Accumulated Depreciation	5,041
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Educational facilities in Chandler, AZ; Fleming Island, FL; Ackworth, GA; Hauppauge and Patchogue, NY; Sugar Land, TX; Hampton, VA; and Silverdale, WA
Encumbrances	0
Initial Cost
Land	3,827
Buildings	5,044
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(698)
Gross Amount at which Carried at Close of Period
Land	3,399
Buildings	4,774
Total	8,173
Accumulated Depreciation	334
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	29 years 7 months 6 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Land in Midlothian, VA
Encumbrances	1,631
Initial Cost
Land	2,709
Buildings	0
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,709
Buildings	0
Total	2,709
Accumulated Depreciation	0
Date Acquired	May 01, 2011
Real Estate Subject To Operating Lease [Member] | Property Seventy Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities Fairfax, VA and Lombard, IL
Encumbrances	11,251
Initial Cost
Land	5,650
Buildings	19,711
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,650
Buildings	19,711
Total	25,361
Accumulated Depreciation	1,126
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	33 years 7 months 6 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in Kennesaw, GA and Leawood, KS
Encumbrances	14,758
Initial Cost
Land	4,420
Buildings	18,899
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,420
Buildings	18,899
Total	23,319
Accumulated Depreciation	1,080
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facility in South Tulsa, OK
Encumbrances	4,735
Initial Cost
Land	2,282
Buildings	2,471
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,282
Buildings	2,471
Total	4,753
Accumulated Depreciation	161
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in South Windsor, CT
Encumbrances	0
Initial Cost
Land	5,802
Buildings	7,580
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,333)
Gross Amount at which Carried at Close of Period
Land	5,170
Buildings	4,879
Total	10,049
Accumulated Depreciation	269
Date Acquired	May 01, 2011
Real Estate Subject To Operating Lease [Member] | Property Seventy Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and office facilities in Elgin, IL; Bozeman, MT; and Nashville, TN
Encumbrances	9,561
Initial Cost
Land	5,029
Buildings	6,982
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,029
Buildings	6,982
Total	12,011
Accumulated Depreciation	390
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Lincolnton, NC and Mauldin, SC
Encumbrances	10,864
Initial Cost
Land	3,304
Buildings	5,935
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,970)
Gross Amount at which Carried at Close of Period
Land	2,350
Buildings	4,919
Total	7,269
Accumulated Depreciation	265
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Valdosta, GA and Johnson City, TN
Encumbrances	9,494
Initial Cost
Land	3,112
Buildings	8,451
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,112
Buildings	8,451
Total	11,563
Accumulated Depreciation	479
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and warehouse/distribution facilities in Westfield, MA
Encumbrances	0
Initial Cost
Land	2,048
Buildings	9,756
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,048
Buildings	9,756
Total	11,804
Accumulated Depreciation	537
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	34 years 8 months 12 days
Real Estate Subject To Operating Lease [Member] | Property Eighty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution and office facilities in Davenport, IA and Bloomington, MN
Encumbrances	0
Initial Cost
Land	4,060
Buildings	8,258
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,061
Buildings	8,257
Total	12,318
Accumulated Depreciation	442
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Gorinchem, Netherlands
Encumbrances	5,050
Initial Cost
Land	5,518
Buildings	1,617
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(907)
Gross Amount at which Carried at Close of Period
Land	4,924
Buildings	1,304
Total	6,228
Accumulated Depreciation	52
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Educational facilities in Union, NJ; Allentown and Philadelphia, PA; and Grand Prairie, TX
Encumbrances	0
Initial Cost
Land	3,960
Buildings	5,055
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,960
Buildings	5,055
Total	9,015
Accumulated Depreciation	275
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Salisbury, NC
Encumbrances	6,892
Initial Cost
Land	3,723
Buildings	4,053
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,723
Buildings	4,053
Total	7,776
Accumulated Depreciation	221
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in San Clemente, CA
Encumbrances	0
Initial Cost
Land	3,199
Buildings	7,694
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,199
Buildings	7,694
Total	10,893
Accumulated Depreciation	452
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and office facilities in Plymouth, MI and Twinsburg, OH
Encumbrances	0
Initial Cost
Land	3,345
Buildings	10,370
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,259)
Gross Amount at which Carried at Close of Period
Land	3,012
Buildings	9,444
Total	12,456
Accumulated Depreciation	539
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facilities in Lindon, UT
Encumbrances	0
Initial Cost
Land	1,441
Buildings	3,116
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,441
Buildings	3,116
Total	4,557
Accumulated Depreciation	177
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Lafayette, LA
Encumbrances	1,960
Initial Cost
Land	874
Buildings	1,137
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	874
Buildings	1,137
Total	2,011
Accumulated Depreciation	63
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Richmond, MO
Encumbrances	5,734
Initial Cost
Land	1,977
Buildings	2,107
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,977
Buildings	2,107
Total	4,084
Accumulated Depreciation	115
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	34 years 9 months 18 days
Real Estate Subject To Operating Lease [Member] | Property Ninety [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Dallas, TX
Encumbrances	6,578
Initial Cost
Land	665
Buildings	3,587
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	665
Buildings	3,587
Total	4,252
Accumulated Depreciation	226
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	30 years 9 months 18 days
Real Estate Subject To Operating Lease [Member] | Property Ninety One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Turku, Finland
Encumbrances	35,289
Initial Cost
Land	1,950
Buildings	31,151
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,581)
Gross Amount at which Carried at Close of Period
Land	1,740
Buildings	27,780
Total	29,520
Accumulated Depreciation	1,378
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial, warehouse/distribution, and office facilities in Waterloo, WI
Encumbrances	0
Initial Cost
Land	3,852
Buildings	3,384
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,852
Buildings	3,384
Total	7,236
Accumulated Depreciation	354
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	20 years 3 months 18 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in several cities in the following states: Arizona, California, Florida, Illinois, Massachusetts, Maryland, Michigan, and Texas
Encumbrances	19,585
Initial Cost
Land	3,671
Buildings	9,056
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,671
Buildings	9,056
Total	12,727
Accumulated Depreciation	494
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution, office, and industrial facilities in Perris, CA; Eugene, OR; West Jordan, UT; and Tacoma, WA
Encumbrances	0
Initial Cost
Land	4,374
Buildings	5,049
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,375
Buildings	5,048
Total	9,423
Accumulated Depreciation	272
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Carlsbad, CA
Encumbrances	0
Initial Cost
Land	1,233
Buildings	2,714
Costs Capitalized Subsequent To Acquisition	1,064
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,233
Buildings	3,778
Total	5,011
Accumulated Depreciation	280
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	30 years 9 months 18 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Multiplex motion picture theaters in Port St. Lucie and Pensacola, FL
Encumbrances	7,282
Initial Cost
Land	4,837
Buildings	4,493
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,837
Buildings	4,493
Total	9,330
Accumulated Depreciation	248
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Theater in Hickory Creek, TX
Encumbrances	0
Initial Cost
Land	1,923
Buildings	4,045
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,923
Buildings	4,045
Total	5,968
Accumulated Depreciation	228
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	34 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Fort Dodge, IN and Oconomowoc, WI
Encumbrances	9,859
Initial Cost
Land	2,002
Buildings	6,056
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,002
Buildings	6,056
Total	8,058
Accumulated Depreciation	529
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	23 years 6 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Mesa, AZ
Encumbrances	5,863
Initial Cost
Land	3,236
Buildings	2,681
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,236
Buildings	2,681
Total	5,917
Accumulated Depreciation	149
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	34 years 6 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in North Amityville, NY
Encumbrances	8,789
Initial Cost
Land	3,657
Buildings	6,153
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,657
Buildings	6,153
Total	9,810
Accumulated Depreciation	356
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Greenville, SC
Encumbrances	0
Initial Cost
Land	1,413
Buildings	6,356
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,413
Buildings	6,356
Total	7,769
Accumulated Depreciation	452
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	27 years 9 months 18 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Clinton Township, MI and Upper Sandusky, OH
Encumbrances	8,362
Initial Cost
Land	2,575
Buildings	7,507
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(969)
Gross Amount at which Carried at Close of Period
Land	2,382
Buildings	6,731
Total	9,113
Accumulated Depreciation	379
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Land in Elk Grove Village, IL
Encumbrances	1,060
Initial Cost
Land	1,911
Buildings	0
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,911
Buildings	0
Total	1,911
Accumulated Depreciation	0
Date Acquired	May 01, 2011
Real Estate Subject To Operating Lease [Member] | Property One Hundred Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Houston, TX
Encumbrances	0
Initial Cost
Land	1,115
Buildings	5,837
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,115
Buildings	5,837
Total	6,952
Accumulated Depreciation	331
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Shelburne, VT
Encumbrances	0
Initial Cost
Land	1,087
Buildings	1,626
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,088
Buildings	1,625
Total	2,713
Accumulated Depreciation	104
Date Acquired	May 01, 2011
Life on which Depreciation in Latest Statement of Income is Computed	30 years 7 months 6 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in City of Industry, CA; Florence, KY; Chelmsford, MA; and Lancaster, TX
Encumbrances	0
Initial Cost
Land	3,743
Buildings	7,468
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(671)
Gross Amount at which Carried at Close of Period
Land	3,506
Buildings	7,034
Total	10,540
Accumulated Depreciation	410
Date Acquired	May 01, 2011
Real Estate Subject To Operating Lease [Member] | Property One Hundred Six [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Six [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	7 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Thirty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Windsor, CT
Encumbrances	0
Initial Cost
Land	425
Buildings	1,160
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(188)
Gross Amount at which Carried at Close of Period
Land	425
Buildings	972
Total	1,397
Accumulated Depreciation	112
Date Acquired	Jun. 01, 2008
Life on which Depreciation in Latest Statement of Income is Computed	39 years 0 months 0 days
Net Investments In Direct Financing Lease [Member]
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	226,450
Initial Cost
Land	79,437
Buildings	451,384
Costs Capitalized Subsequent To Acquisition	7,007
Increase (Decrease) in Net Investments	(69,997)
Gross Amount at which Carried at Close of Period
Total	467,831
Net Investments In Direct Financing Lease [Member] | Property One Hundred Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office and industrial facilities in Leeds, United Kingdom
Encumbrances	14,553
Initial Cost
Land	6,908
Buildings	21,012
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,482)
Gross Amount at which Carried at Close of Period
Total	26,438
Date Acquired	May 01, 2004
Net Investments In Direct Financing Lease [Member] | Property One Hundred Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Alberta, Calgary, Canada
Encumbrances	2,133
Initial Cost
Land	0
Buildings	3,468
Costs Capitalized Subsequent To Acquisition	41
Increase (Decrease) in Net Investments	993
Gross Amount at which Carried at Close of Period
Total	4,502
Date Acquired	Aug. 01, 2004
Net Investments In Direct Financing Lease [Member] | Property One Hundred Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Kearney, MO; Fair Bluff, NC; York, NE; Walbridge, OH; Middlesex Township, PA; Rocky Mount, VA; and Martinsburg, WV; and a warehouse/distribution facility in Fair Bluff, NC
Encumbrances	13,031
Initial Cost
Land	2,980
Buildings	29,191
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,488)
Gross Amount at which Carried at Close of Period
Total	30,683
Date Acquired	Aug. 01, 2004
Net Investments In Direct Financing Lease [Member] | Property One Hundred Ten [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in Vantaa, Finland and Linkoping, Sweden
Encumbrances	16,015
Initial Cost
Land	4,279
Buildings	26,628
Costs Capitalized Subsequent To Acquisition	50
Increase (Decrease) in Net Investments	(3,409)
Gross Amount at which Carried at Close of Period
Total	27,548
Date Acquired	Dec. 01, 2004
Net Investments In Direct Financing Lease [Member] | Property One Hundred Eleven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and office facilities in Stuart, FL and industrial facilities in Trenton and Southwest Harbor, ME and Portsmouth, RI
Encumbrances	17,520
Initial Cost
Land	0
Buildings	38,189
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(5,784)
Gross Amount at which Carried at Close of Period
Total	32,405
Date Acquired	May 01, 2005
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twelve [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution and office facilities in Newbridge, United Kingdom
Encumbrances	14,104
Initial Cost
Land	3,602
Buildings	21,641
Costs Capitalized Subsequent To Acquisition	3
Increase (Decrease) in Net Investments	(3,237)
Gross Amount at which Carried at Close of Period
Total	22,009
Date Acquired	Dec. 01, 2005
Net Investments In Direct Financing Lease [Member] | Property One Hundred Thirteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Marktheidenfeld, Germany
Encumbrances	14,209
Initial Cost
Land	1,534
Buildings	22,809
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,439)
Gross Amount at which Carried at Close of Period
Total	22,904
Date Acquired	May 01, 2006
Net Investments In Direct Financing Lease [Member] | Property One Hundred Fourteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in Socorro, El Paso and Fabens, TX
Encumbrances	13,464
Initial Cost
Land	3,890
Buildings	19,603
Costs Capitalized Subsequent To Acquisition	31
Increase (Decrease) in Net Investments	(2,133)
Gross Amount at which Carried at Close of Period
Total	21,391
Date Acquired	Jul. 01, 2006
Net Investments In Direct Financing Lease [Member] | Property One Hundred Fifteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Various transportation and warehouse facilities in France
Encumbrances	20,275
Initial Cost
Land	23,524
Buildings	33,889
Costs Capitalized Subsequent To Acquisition	6,814
Increase (Decrease) in Net Investments	(38,040)
Gross Amount at which Carried at Close of Period
Total	26,187
Date Acquired	Dec. 01, 2006
Net Investments In Direct Financing Lease [Member] | Property One Hundred Sixteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Bad Hersfeld, Germany
Encumbrances	24,355
Initial Cost
Land	13,291
Buildings	26,417
Costs Capitalized Subsequent To Acquisition	68
Increase (Decrease) in Net Investments	(3,481)
Gross Amount at which Carried at Close of Period
Total	36,295
Date Acquired	Dec. 01, 2006
Net Investments In Direct Financing Lease [Member] | Property One Hundred Seventeen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facility in Gronau, Germany
Encumbrances	3,961
Initial Cost
Land	414
Buildings	3,789
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(134)
Gross Amount at which Carried at Close of Period
Total	4,069
Date Acquired	Apr. 01, 2007
Net Investments In Direct Financing Lease [Member] | Property One Hundred Eighteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in St. Ingbert, Germany
Encumbrances	0
Initial Cost
Land	1,610
Buildings	29,466
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,658)
Gross Amount at which Carried at Close of Period
Total	27,418
Date Acquired	Aug. 01, 2007
Net Investments In Direct Financing Lease [Member] | Property One Hundred Nineteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Mt. Carmel, IL
Encumbrances	2,285
Initial Cost
Land	56
Buildings	3,528
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(32)
Gross Amount at which Carried at Close of Period
Total	3,552
Date Acquired	Oct. 01, 2007
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Elma, WA
Encumbrances	3,655
Initial Cost
Land	1,300
Buildings	5,261
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(569)
Gross Amount at which Carried at Close of Period
Total	5,992
Date Acquired	Feb. 01, 2008
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Eagan, MN
Encumbrances	4,626
Initial Cost
Land	0
Buildings	8,267
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(618)
Gross Amount at which Carried at Close of Period
Total	7,649
Date Acquired	Mar. 01, 2008
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Monheim, Germany
Encumbrances	0
Initial Cost
Land	2,210
Buildings	10,654
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,188)
Gross Amount at which Carried at Close of Period
Total	9,676
Date Acquired	Jun. 01, 2008
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Scottsdale, AZ
Encumbrances	26,885
Initial Cost
Land	0
Buildings	43,779
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(566)
Gross Amount at which Carried at Close of Period
Total	43,213
Date Acquired	May 01, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Dallas, TX
Encumbrances	0
Initial Cost
Land	2,160
Buildings	10,770
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(27)
Gross Amount at which Carried at Close of Period
Total	12,903
Date Acquired	May 01, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and manufacturing facilities in Old Fort and Albemarie, NC; Holmesville, OH and Springfield, TN
Encumbrances	9,875
Initial Cost
Land	6,801
Buildings	21,559
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(169)
Gross Amount at which Carried at Close of Period
Total	28,191
Date Acquired	May 01, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Multiplex theater facility in Midlothian, VA
Encumbrances	9,123
Initial Cost
Land	0
Buildings	15,781
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(630)
Gross Amount at which Carried at Close of Period
Total	15,151
Date Acquired	May 01, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Educational facility in Mooresville, NC
Encumbrances	4,416
Initial Cost
Land	1,913
Buildings	15,997
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(469)
Gross Amount at which Carried at Close of Period
Total	17,441
Date Acquired	May 01, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Multiplex motion picture theater in Pensacola, FL
Encumbrances	7,286
Initial Cost
Land	0
Buildings	12,551
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Total	12,551
Date Acquired	May 01, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Ashburn Junction, VA
Encumbrances	0
Initial Cost
Land	2,965
Buildings	18,475
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(215)
Gross Amount at which Carried at Close of Period
Total	21,225
Date Acquired	May 01, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Thirty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Elk Grove Village, IL
Encumbrances	4,679
Initial Cost
Land	0
Buildings	8,660
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(222)
Gross Amount at which Carried at Close of Period
Total	8,438
Date Acquired	May 01, 2011
Operating Real Estate [Member]
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	46,972
Initial Cost
Land	8,296
Buildings	37,421
Personal Property	3,635
Costs Capitalized Subsequent To Acquisition	39,328
Increase (Decrease) in Net Investments	(3,115)
Gross Amount at which Carried at Close of Period
Land	8,296
Buildings	68,505
Personal Property	8,764
Total	85,565
Accumulated Depreciation	16,007
Operating Real Estate [Member] | Property One Hundred Thirty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Hotel in Bloomington, MN
Encumbrances	19,610
Initial Cost
Land	3,976
Buildings	7,492
Personal Property	0
Costs Capitalized Subsequent To Acquisition	35,904
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,976
Buildings	38,456
Personal Property	4,940
Total	47,372
Accumulated Depreciation	8,335
Date Acquired	Sep. 01, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Operating Real Estate [Member] | Property One Hundred Thirty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Hotel in Memphis, TN
Encumbrances	27,362
Initial Cost
Land	4,320
Buildings	29,929
Personal Property	3,635
Costs Capitalized Subsequent To Acquisition	3,424
Increase (Decrease) in Net Investments	(3,115)
Gross Amount at which Carried at Close of Period
Land	4,320
Buildings	30,049
Personal Property	3,824
Total	38,193
Accumulated Depreciation	$ 7,672
Date Acquired	Sep. 01, 2007
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days